Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding	The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2021 and December 31, 2020:

	June 30, 2021		December 31, 2020
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$2,918,000	$8,727	$3,022,000	$2,790
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$—	$—	$—	$—
Interest rate caps	475,000	1,656	475,000	513
Total derivative assets		$10,383		$3,303

(a)The notional amount is excluded for caps and swaps which are not yet effective.

	June 30, 2021		December 31, 2020
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities not designated as cash flow hedges:
Interest rate swaps	$400,000	$11,181	$400,000	$14,933
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$2,966,000	$112,427	$3,331,000	$152,370
Total derivative liabilities		$123,608		$167,303

(a)The notional amount is excluded for caps and swaps which are not yet effective.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive income (loss) related to derivative financial instruments for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$17,656	$(5,904)	$39,943	$(93,682)
Interest rate caps	(323)	(456)	1,142	(5,243)
Derivative premium and amortization	861	—	1,626	—
Income tax effect	(2,274)	795	(5,339)	12,366
Net gain (loss) on derivatives, net of tax	$15,920	$(5,565)	$37,372	$(86,559)

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements
The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps and swaps	$(62)	$(2,104)	$9,689	$(14,654)
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	(16,513)	(9,618)	(37,810)	(15,081)
Loss recognized in interest expense	$(16,575)	$(11,722)	$(28,121)	$(29,735)